Net Loss Per Share Attributable to Ordinary Shareholders - Additional Information (Details) - RSAs - shares	Apr. 30, 2019	Apr. 30, 2018
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Number of awards outstanding		244,498
Number of ordinary shares issued upon payment of subscription price	73,350